Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Disclosure Text Block [Abstract]
Acquisitions
3. Acquisitions
SP-104
Acquisition
In May 2022, the Company acquired the Delayed Burst Release Low Dose Naltrexone asset and intellectual property rights for the treatment of chronic pain, fibromyalgia and chronic post-COVID syndrome (collectively, the
“SP-104
Assets”). Pursuant to the acquisition provisions, the Company is obligated to pay Aardvark Therapeutics, Inc. (“Aardvark”) (i) $3.0 million upon initial approval by the FDA of a new drug application for the
SP-104
Assets (which amount may be paid in shares of Common Stock or cash, in the Company’s sole discretion) (the “Development Milestone Payment”) and (ii) $20.0 million in cash, upon achievement of certain net sales by the Company of a commercial product that uses the
SP-104
Assets (the “Sales Milestone Payment”). The Company will also pay Aardvark certain royalties in the single digits based on percentages of annual net sales by the Company of a commercial product that uses the
SP-104
Assets.
The Sales Milestone Payment and sale volume-based future royalties were determined to meet a scope exception for derivative accounting and will not be recognized until the contingencies are realized. The
SP-104
Development Milestone Payment represents a liability, which will be measured at fair value for each reporting period. As of September 30, 2023 and December 31, 2022, the contingent consideration associated with Development Milestones Payment was $0.2 million, recorded in the other long-term liabilities.
GLOPERBA License Agreement
In June 2022, the Company entered into a license agreement (the “Romeg License Agreement”) with RxOmeg Therapeutics, LLC (a/k/a Romeg Therapeutics, Inc.) (“Romeg”). Pursuant to the Romeg License Agreement, among other things, Romeg granted the Company (a) a transferable license, with the right to sublicense, to (i) commercialize the pharmaceutical product comprising liquid formulations of colchicine for the prophylactic treatment of gout in adult humans (the “Initial Licensed Product” or “GLOPERBA”) in the United States of America (including its territories) (the “GLOPERBA Territory”), (ii) develop other products comprising the Initial Licensed Product as an active pharmaceutical ingredient (the “Licensed Products”) and commercialize any such products and (iii) manufacture Licensed Products anywhere in the world, solely for commercialization in the GLOPERBA Territory; and (b) an exclusive, transferable license, with right to sublicense, to use the trademark GLOPERBA and logos, designs, translations, and modifications thereof in connection with the commercialization of the Initial Licensed Product solely in the GLOPERBA Territory. The Initial Licensed Product, GLOPERBA, was approved and made available in the United States in 2020.
As consideration for the license under the Romeg License Agreement, the Company paid Romeg an up-front
license fee of $2.0 million, and has agreed to pay Romeg (a) upon the Company’s achievement of certain net sales milestones, certain milestone payments in the aggregate amount of up to $13.0 million, (b) certain royalties in the mid-single
digit to
low-double
digit percentages based on annual net sales of the Licensed Products by the Company during the applicable royalty term under the Romeg License Agreement, and (c) minimum quarterly royalty payments totaling $7.1 million commencing on the first year anniversary of the effective date of the Romeg License Agreement and ending on the later of (i) expiration of the last-to-expire
of the licensed patents covering the Licensed Products in the GLOPERBA Territory or (ii) the tenth anniversary of the effective date of the Romeg License Agreement.
In connection with the Romeg License Agreement, the Company recorded an intangible asset for acquired licenses of $5.7 million, which is comprised of the upfront license fee of $2.0 million and deferred consideration of $3.7 million that is the present value of the future minimum royalty payments and immaterial transaction costs. No contingent consideration was recognized as a liability or included in the fair value of the assets as of September 30, 2023 or December 31, 2022.
ELYXYB Acquisition
On February 12, 2023, the Company entered into an asset purchase agreement (the “ELYXYB APA”) with BioDelivery Sciences International, Inc. (“BDSI”) and Collegium Pharmaceutical, Inc. (“Collegium”, and together with BDSI, the “Sellers”) to acquire the rights to certain patents, trademarks, regulatory approvals, data, contracts, and other rights related to ELYXYB and its commercialization in the United States and Canada (the “ELYXYB Territory”).
As consideration for the acquisition, the Company assumed various rights and obligations under the asset purchase agreement between BDSI and Dr. Reddy’s Laboratories Limited, a company incorporated under the laws of India (“DRL”), dated August 3, 2021 (the “DRL APA”), including an irrevocable, royalty-free, exclusive license to know-how
and patents of DRL related to ELYXYB and necessary or used to exploit ELYXYB in the ELYXYB Territory. No cash consideration was or will be payable to Sellers for such acquisition; however, the obligations under the DRL APA that were assumed by the Company include contingent sales and regulatory milestone payments and sales royalties. The Company is also obligated to make quarterly royalty payments to DRL on net sales of ELYXYB in the ELYXYB Territory. In April 2023, the Company launched ELYXYB in the U.S. As of September 30, 2023, the Company had ending balances of accrued royalty payables of $4 thousand. As of September 30, 2023, no sales or regulatory milestone payments had been accrued as there were no potential milestones yet considered probable of achievement.

3. Acquisitions
SP-104
Acquisition
On May 12, 2022, the Company entered
into
a bill of sale and assignment and assumption agreement (the “Bill of Sale”), with Sorrento. Pursuant to the Bill of Sale, Sorrento sold, conveyed, assigned and transferred to the Company all of its rights, title and interest in and to Sorrento’s Delayed Burst Release Low Dose Naltrexone
(“DBR-LDN”)
asset and intellectual property rights, for the treatment of chronic pain, fibromyalgia and chronic post-COVID syndrome (collectively, the
“SP-104
Assets”). These assets had previously been acquired by Sorrento from Aardvark Therapeutics, Inc. (“Aardvark”) in April 2021 pursuant to an asset purchase agreement (the “Aardvark Asset Purchase Agreement”). Pursuant to the Bill of Sale, the Company assumed all of Sorrento’s rights, liabilities and obligations under the Aardvark Asset Purchase Agreement (the
“SP-
104
Acquisition”).
As consideration for the
SP-104
Acquisition, the Company issued a promissory note in the aggregate principal amount of $5.0 million to Sorrento (the “2022 Promissory Note”). Upon issuance of the note, the Company recorded a related party note payable of $4.1 million, net of discount, with an offset to additional paid in capital, given the common control relationship between Sorrento and the Company. The 2022 Promissory Note matures seven years from the date of issuance and bears interest at the rate equal to the lesser of (a) 2.66% simple interest per annum and (b) the maximum interest rate permitted under law. The 2022 Promissory Note is payable in cash, shares of the Company’s common stock or any combination thereof, at the Company’s sole discretion, and may be prepaid in whole or in part at any time without penalty. On November 10, 2022, the 2022 Promissory Note was converted to equity, pursuant to the terms of the Debt Exchange Agreement (See Note 12).
As the successor to the Aardvark Asset Purchase Agreement, the Company is obligated to pay Aardvark (i) $3,000,000, upon initial approval by the FDA of a new drug application for the
SP-104
Assets (which amount may be paid in shares of the Company’s common stock or cash, in the Company’s sole discretion) (the “Development Milestone Payment”) and (ii) $20,000,000, in cash, upon achievement of certain net sales by the Company of a commercial product that uses the
SP-104
Assets (the “Sales Milestone Payment”). The Company will also pay Aardvark certain royalties in the single digits based on percentages of annual net sales by the Company of a commercial product that uses the
SP-104
Assets.
The transaction was accounted for as an asset acquisition as substantially all the value of the gross assets was concentrated in a single asset,
SP-104
Assets. The Sales Milestone Payment and sale volume-based future royalties were determined to meet a scope exception for derivative under ASC Topic 815,
Derivatives and Hedging
, and will not be recognized until the contingencies are realized in accordance with the Company’s accounting policy for contingent consideration in an asset acquisition. The Development Milestone Payment represents a liability within the scope of ASC Topic 480,
Distinguishing Liabilities from Equity
, which will be measured at fair value each reporting period. As of December 31, 2022, the contingent consideration of $0.2 million associated with Development Milestones Payment was recognized under other long-term liabilities.
GLOPERBA License Agreement
On June 14, 2022, the Company entered into a license agreement (the “Romeg License Agreement”) with RxOmeg Therapeutics, LLC (a/k/a Romeg Therapeutics, Inc.) (“Romeg”). Pursuant to the Romeg License Agreement, among other things, Romeg granted the Company (1) a transferable license, with the right to sublicense, under the patents and know-how
specified therein (with such license to
know-how
being exclusive

for the limited purposes specified therein) to (i) commercialize the pharmaceutical product comprising liquid formulations of colchicine for the prophylactic treatment of gout in adult humans (the “Initial Licensed Product” or “GLOPERBA”) in the United States of America (including its territories) (the “Territory”), (ii) develop other products comprising the Initial Licensed Product as an active pharmaceutical ingredient (the “Licensed Products”) and commercialize any such products and (iii) manufacture Licensed Products anywhere in the world, solely for commercialization in the Territory; and (2) an exclusive, transferable license, with right to sublicense, to use the trademark GLOPERBA and logos, designs, translations, and modifications thereof in connection with the commercialization of the Initial Licensed Product solely in the Territory. The Initial Licensed Product, GLOPERBA, was approved and made available in the United States in 2020.

As consideration for the license under the Romeg License Agreement, the Company paid Romeg an up-front
license fee of $2.0 million, and has agreed to pay Romeg (a) upon the Company’s achievement of certain net sales milestones, certain milestone payments in the aggregate amount of up to $13.0 million, (b) certain royalties in the mid-single
digit to
low-double
digit percentages based on annual net sales of the Licensed Product by the Company during the applicable royalty term under the Romeg License Agreement, and (c) minimum quarterly royalty payments totaling $7.1 million commencing on the first year anniversary of the effective date of the Romeg License Agreement and ending on the later of (i) expiration of the last to expire of the licensed patents covering the Licensed Products in the Territory or (ii) the tenth anniversary of the effective date of the Romeg License Agreement.
The transaction was
accounted
for as an asset acquisition since substantially all the value of the gross assets was concentrated in a single asset, which is the Initial Licensed Product. In connection with the Romeg License Agreement, the Company recorded an intangible asset for acquired licenses of $5.7 million, which is comprised of the upfront license fee of $2.0 million and a deferred consideration of $3.7 million that is the present value of the future minimum royalty payments and immaterial transaction costs. The contingent sales milestones and sale volume-based future royalties were determined to meet a scope exception for derivative under ASC Topic 815, and will not be recognized until the contingencies are realized. No contingent consideration was recognized as a liability or included in the fair value of the assets as of December 31, 2022. The Company determined the useful life of the intangible asset to be 15 years, which approximates the life of the licensed patents covering the Initial Licensed Product.